Filed pursuant to Rule 497
File No. 333-175624

Maximum Offering of 150,000,000 Shares of Common Stock

Sierra Income Corporation

Common Stock

Supplement No. 6 dated July 23, 2013

to

Prospectus dated April 30, 2013

This Supplement No. 6 contains information which amends, supplements, or modifies certain information contained in the Prospectus of Sierra Income Corporation (the “Company”) dated April 30, 2013 (the “Prospectus”), Supplement No. 1 to the Prospectus dated May 16, 2013, Supplement No. 2 to the Prospectus dated May 31, 2013, Supplement No. 3 to the Prospectus dated June 18, 2013, Supplement No. 4 to the Prospectus dated June 28, 2013, and Supplement No. 5 to the Prospectus dated July 1, 2013.

You should carefully consider the “Risk Factors” beginning on page 28 of the Prospectus before you decide to invest.

Status of Our Offering and Investment Activity

Since commencing operations, we have raised a total of approximately $68.8 million, which includes the issuance of 1,108,033.24 shares of our common stock to SIC Advisors LLC (“SIC Advisors”) in exchange for gross proceeds of $10 million immediately following the effectiveness of our registration statement. As of July 19, 2013, we have combined proceeds, as well as a modest amount of leverage through a prime brokerage account with Barclays Capital Inc., to invest $74.7 million across 46 transactions, the details of which are listed below.

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)
Aderant North America, Inc.	Electronics	Senior Secured Second Lien Term Loan	6/20/2019	10.000%	$0.45
Alcatel-Lucent USA, Inc.	Communications	Senior Secured First Lien Term Loan	1/30/2019	6.250%	1.00
ALG USA Holdings, Inc.	Travel and Entertainment	Senior Secured Second Lien Term Loan	2/28/2020	10.250%	2.00
American Apparel, Inc.	Retail Stores	Senior Secured Note	4/15/2020	13.000%	2.50
Associated Asphalt Partners, LLC	Business Services	Senior Secured Note	2/15/2018	8.500%	1.50
Atkore International, Inc.	Mining, Steel, Iron, and Nonprecious Metals	Senior Secured Note	1/1/2018	9.875%	0.75
Bon-Ton Stores, Inc.	Retail Stores	Senior Secured Note	7/15/2017	10.625%	1.70
Caesars Entertainment Operating Co., Inc.	Gaming	Senior Secured Note	6/1/2017	11.250%	3.00
Camp Systems International, Inc.	Aerospace & Defense	Senior Secured Second Lien Term Loan	11/30/2019	10.000%	0.50
Checkers Drive-In Restaurants, Inc.	Restaurant & Franchise	Senior Secured Note	12/1/2017	11.000%	1.50

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)
Clondalkin Acquisitions B.V.	Personal and Nondurable Consumer Products (Manufacturing Only)	Senior Secured Second Lien Term Loan	11/30/2020	10.000%	$2.00
Cornerstone Chemical Company	Chemicals	Senior Secured Note	3/15/2018	9.375%	4.50
Deltek, Inc.	Software	Senior Secured Second Lien Term Loan	10/10/2019	10.000%	3.00
Dispensing Dynamics International, Inc.	Personal and Nondurable Consumer Products (Manufacturing Only)	Senior Secured Note	1/1/2018	12.500%	2.20
EarthLink, Inc.	Telecommunications	Senior Secured Note	6/1/2020	7.375%	0.45
Erickson Air-Crane, Inc.	Industrial	Senior Secured Note	5/1/2020	8.250%	0.20
Fifth and Pacific Companies	Retail Stores	Senior Secured Note	4/15/2019	10.500%	0.50
Gastar Exploration USA, Inc.	Energy	Senior Secured Note	5/15/2018	8.625%	3.00
Getco Financing Escrow LLC	Business Services	Senior Secured Note	6/15/2018	8.250%	3.00
Great Atlantic & Pacific Tea Company	Grocery	Senior Secured First Lien Term Loan	3/13/2017	11.000%	0.94
Green Field Energy Services, Inc.	Oil and Gas	Senior Secured Note	11/15/2016	13.000%	0.72
Healogics, Inc.	Healthcare, Education, and Childcare	Senior Secured Second Lien Term Loan	2/5/2020	8.000%	1.50
IDQ Holdings, Inc.	Automobile	Senior Secured Note	4/1/2017	11.500%	1.00
Ineos Finance PLC	Chemicals	Senior Secured Note	5/1/2020	7.500%	1.25
Integra Telecom, Inc.	Telecommunications	Senior Secured Second Lien Term Loan	2/15/2020	9.750%	1.62
Interface Security Systems Holdings, Inc.	Business Services	Senior Secured Note	1/15/2018	9.250%	3.42
IronGate Energy Services LLC	Energy	Senior Secured Note	7/1/2018	11.000%	3.00
Linc Energy Finance (USA), Inc.	Oil and Gas	Senior Secured Note	10/31/2017	12.500%	1.00
Liquidnet Holdings, Inc.	Business Services	Senior Secured First Lien Term Loan	5/7/2017	9.250%	2.96
Livingston International, Inc.	Business Services	Senior Secured Second Lien Term Loan	4/18/2020	9.000%	1.00
Maxim Crane Works Holdings, Inc.	Industrial	Senior Secured Note	4/15/2015	12.250%	1.50
Mohegan Tribal Gaming Authority	Gaming	Senior Secured Note	11/1/2017	11.500%	1.00
Murray Energy Corp.	Energy	Senior Secured Note	6/15/2021	8.625%	0.10
Pittsburgh Glass Works, LLC	Automobile	Senior Secured Note	4/15/2016	8.500%	1.43
Prince Minerals Holding Corp.	Mining, Steel, Iron, and Nonprecious Metals	Senior Secured Note	12/15/2019	11.500%	1.20
Reddy Ice Group, Inc.	Beverage, Food, and Tobacco	Senior Secured Second Lien Term Loan	10/1/2019	10.750%	2.00

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)
Satmex Mexicanos, S.A. de C.V.	Telecommunications	Senior Secured Note	5/15/2017	9.500%	$1.00
School Specialty, Inc.	Healthcare, Education, and Childcare	Senior Secured First Lien Term Loan	5/31/2019	9.500%	2.50
Securus Technologies, Inc.	Telecommunications	Senior Secured Second Lien Term Loan	4/30/2021	9.000%	2.00
Sesac Holdco II, LLC	Business Services	Senior Secured Second Lien Term Loan	7/12/2019	8.750%	0.75
Shale-Inland Holdings, Inc.	Energy	Senior Secured Note	11/15/2019	8.750%	1.00
Sizzling Platter, LLC	Restaurant & Franchise	Senior Secured Note	4/15/2016	12.250%	2.06
Sorenson Communications	Communications	Senior Secured First Lien Term Loan	10/31/2014	9.500%	2.00
Tempel Steel Company	Mining, Steel, Iron, and Nonprecious Metals	Senior Secured Note	8/15/2016	12.000%	1.12
Tower International, Inc.	Automobile	Senior Secured Note	9/1/2017	10.625%	0.06
US Well Services, LLC	Oil and Gas	Senior Secured Note	2/15/2017	14.500%	2.82
Total					$74.68

*	Reflects the current interest rate as of July 19, 2013.

Appointment of Jeff Tonkel as President

On July 12, 2013, Seth Taube, the Chairman of the Board of Directors (the “Board”), Chief Executive Officer and President of the Company, resigned from his position as President of the Company. On the same date, the Board appointed Jeff Tonkel, a Principal of the Company’s investment adviser, SIC Advisors, and a Partner of Medley LLC, to serve as the President of the Company in Mr. Taube’s place. Mr. Taube remains the Chairman of the Board and Chief Executive Officer of the Company.

In connection with the foregoing, this supplement revises the disclosure in the Prospectus as follows:

•	The following tables on page 74 of the Prospectus are replaced with the following disclosure:

Directors

Information regarding the board of directors is as follows:

Name	Age	Position	Director Since	Expiration of Term
Interested Directors:
Seth Taube	43	Director, Chairman of the Board, and Chief Executive Officer	2012	2015
Brook Taube	43	Director	2012	2014
Independent Directors:
Spencer Neumann	43	Director	2012	2016
Valerie Lancaster Beal	57	Director	2012	2015
Stephen R. Byers	59	Director	2012	2014

The address for each director is c/o Sierra Income Corporation, 375 Park Ave, 33rd Floor, New York, NY 10152.

Executive Officers Who are not Directors

Information regarding our executive officers who are not directors is as follows:

Name	Age	Position
Jeff Tonkel	41	President
Richard T. Allorto, Jr.	41	Chief Financial Officer, Treasurer, Chief Compliance Officer and Secretary

The address for each executive officer is c/o Sierra Income Corporation, 375 Park Ave, 33rd Floor, New York, NY 10152.

•	Seth Taube’s biography on page 74 of the Prospectus is replaced with the following disclosure:

Interested Directors

Seth Taube is the Chairman of the board of directors and Chief Executive Officer of the Company. Mr. Taube is also Chief Executive Officer of SIC Advisors, a Partner of Medley, a Senior Portfolio Manager of the Medley Opportunity Funds and a member of the Board of Directors of Medley Capital Corporation. Prior to forming Medley Mr. Taube was a Partner with CN Opportunity Fund where he was a Portfolio Manager for the firm’s global investment fund. Prior to CN Opportunity Fund, Mr. Taube co-founded T3 Group, a principal and advisory firm focused on distressed asset and credit investments. Prior to T3, Mr. Taube worked with Griphon Capital Management, serving as Managing Director of the firm’s private investment activities. Prior to Griphon, Mr. Taube was a Vice President with Tiger Management, and held positions with Morgan Stanley & Co. in the Investment Banking and Institutional Equity Divisions. Mr. Taube also serves on the board of directors of Medley Capital Corporation. Mr. Taube received a B.A. from Harvard University, an M.Litt. in Economics from St. Andrew’s University in Great Britain, where he was a Rotary Foundation Fellow, and an M.B.A. from the Wharton School at the University of Pennsylvania.

We believe that Mr. Taube’s broad and extensive experience in asset and credit management and finance industries and his service as portfolio manager for several Medley affiliates supports his appointment to our board of directors.

•	Jeff Tonkel’s biography, as set forth below, is added to page 76 of the Prospectus as the first biography under “Executive Officers Who are not Directors”:

Jeff Tonkel is the President of the Company. Mr. Tonkel is also a Principal of SIC Advisors and a Partner of Medley LLC. Mr. Tonkel serves on the investment committee and is a member of Medley LLC’s Executive Management Committee. In addition, Mr. Tonkel oversees the capital markets and structured finance activities for Medley LLC and is actively engaged in the management of Medley Capital Corporation, a publicly traded business development company. Prior to his time with SIC Advisors and Medley LLC, Mr. Tonkel was a Managing Director with JP Morgan, where he was Chief Financial Officer of a global financing and markets business. Prior to JP Morgan, Mr. Tonkel was a Managing Director, Principal Investments, with Friedman Billings Ramsey where he focused on Merchant Banking and Corporate Development investments in diversified industrials, energy, real estate and specialty finance. Mr. Tonkel began his investment career with Summit Partners, a leading equity and subordinated debt investor in privately held growth companies. Mr. Tonkel received a B.A. from Harvard University and an M.B.A. from Harvard Business School.

•

The Beneficial Ownership table in the section of the Prospectus entitled “Control Persons and Principal Holders of Securities” on page 95 of the Prospectus is replaced in its entirety with the following disclosure:

Beneficial ownership is determined in accordance with the rules of the SEC and includes voting or investment power with respect to the securities. There is no common stock subject to options that are currently exercisable or exercisable within 60 days of the offering. Percentage of beneficial ownership is based on 6,955,372 shares of common stock outstanding as of July 19, 2013.

	Shares Beneficially Owned As of the date of this Prospectus
Name	Number		Percentage
5% or Greater Stockholder:
SIC Advisors LLC	1,108,144.04		15.9%

Executive Officers:(1)
Jeff Tonkel	—		—
Richard T. Allorto, Jr.	—		—

Interested Directors:(1)
Seth Taube	1,108,144.04	(2)	15.9%
Brook Taube	1,108,144.04	(2)	15.9%

Independent Directors:(1)
Spencer Neumann	—		—
Valerie Lancaster Beal	—		—
Stephen R. Byers	—		—
All officers and directors as a group (seven persons)	1,108,144.04		15.9%

*	Represents less than 1%.

(1)	The address for all officers and directors is c/o Medley LLC, 375 Park Ave., 33rd Floor, New York, NY 10152.

(2)	The record holder of these shares is SIC Advisors. Brook Taube and Seth Taube indirectly control SIC Advisors with Andrew Fentress and, as a result, may be deemed to be the beneficial owner of the shares held by SIC Advisors.